Components of other comprehensive income (loss) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Derivative financial instruments:
Reclassification of call options and forwards during the year to profit or loss (Note 4)		$ (455,009)	$ 52,097	$ 353,943
Net gain (loss) on cash flow hedges	$ (14,413)	(283,691)	(42,148)	624,694
Jet fuel Asian call options
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		227,509	(81,182)	277,899
Net gain (loss) on cash flow hedges		(174,984)	(54,202)	583,065
Jet fuel Zero cost collars
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		(122,948)
Net gain (loss) on cash flow hedges		(122,948)
Foreign currency forward contract
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		$ 66,757	(13,380)
Interest rate swap contracts
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax			317	(7,148)
Net gain (loss) on cash flow hedges			$ 14,144	$ 41,629